Fair Value Measurements (Textual) (Detail) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Available-for-sale Securities	$ 123,054,000	$ 146,520,000	$ 154,334,000
Fair Value, Inputs, Level 3 [Member]
Available-for-sale Securities	$ 0	$ 0